Revenues from Contracts with Customers - Summary of Revenues from Contracts with Customers, and Other Sources of Revenue (Detail) - JPY (¥) ¥ in Millions	3 Months Ended		9 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2019
Revenue From Contract With Customers [Line Items]
Revenues from contracts with customers	¥ 275,680	¥ 289,145	¥ 781,423	¥ 866,201
Other revenues	305,276	293,195	884,271	851,584
Total revenues	¥ 580,956	¥ 582,340	¥ 1,665,694	¥ 1,717,785